STOCKHOLDERS’ EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jan. 22, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Costs associated with the ATM offering			$ 0	$ 390
Sale of stock, price per share (in dollars per share)					$ 30.00
Proceeds from issuance of common stock and pre-funded warrants in private placement			$ 355	$ 0
Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate offering price		$ 200,000
Commission (as a percent)		3.00%		2.00%
Sale of stock, shares issued/sold (in shares)			0	4,332,354
Sale of stock, proceeds received				$ 127,400
Costs associated with the ATM offering				2,600
Costs associated with the ATM offering, additional				$ 400
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, shares issued/sold (in shares)	3,621,314
Sale of stock, proceeds received	$ 200,000
Sale of stock, price per share (in dollars per share)	$ 19.35
Proceeds from issuance of common stock and pre-funded warrants in private placement	$ 400
Private Placement | Warrants, Pre-Funded
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of warrants (in shares)	6,714,636
Purchase price (in dollars per share)	$ 19.3499
Exercise price (in dollars per share)	$ 0.0001